NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Nature Of Operations And Going Concern Uncertainty 1	$ 43,451,324
Nature Of Operations And Going Concern Uncertainty 2	43,072,173
Nature Of Operations And Going Concern Uncertainty 3	4,533,261
Nature Of Operations And Going Concern Uncertainty 4	16,980,240
Nature Of Operations And Going Concern Uncertainty 1		43,072,172
Nature Of Operations And Going Concern Uncertainty 2		37,950,801
Nature Of Operations And Going Concern Uncertainty 3		602,343
Nature Of Operations And Going Concern Uncertainty 4		12,158,548
Nature Of Operations And Going Concern Uncertainty 5		15,000,000
Nature Of Operations And Going Concern Uncertainty 6		$ 5,400,000